Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL [Abstract]
Changes in Carrying Value of Goodwill

	Online Game (in thousands)	Platform Channel (in thousands)	Cinema Advertising (in thousands)	Total (in thousands)
Balance as of December 31, 2015
Goodwill	$10,257	$166,071	$5,201	$181,529
Accumulated impairment loss	—	(65,246)	(5,201)	(70,447)

	$10,257	$100,825	$—	$111,082

Transactions in 2016
Foreign exchange	$—	$(1,110)	$—	$(1,110)
Impairment loss	—	—	—	—
Transfer to assets held for sale[1]	—	(83,470)	—	(83,470)
Balance as of December 31, 2016
Goodwill	$10,257	$81,491	$5,201	$96,949
Accumulated impairment loss	—	(65,246)	(5,201)	(70,447)

	$10,257	$16,245	$—	$26,502

	Online Game (in thousands)	Platform Channel (in thousands)	Cinema Advertising (in thousands)	Total (in thousands)
Transactions in 2017
Foreign exchange	$—	$1,002	$—	$1,002
Transfer back from assets held for sale[1]	—	83,470	—	83,470
Impairment loss[2]	—	(83,470)	—	(83,470)
Balance as of December 31, 2017
Goodwill	$10,257	$165,963	$5,201	$181,421
Accumulated impairment loss	—	(148,716)	(5,201)	(153,917)

	$10,257	$17,247	$—	$27,504

[1]In 2016, the Company’s Board of Directors approved the disposal of the 51% equity interest in MoboTap held by the Company. As of December 31, 2016, the Company was negotiating with a potential buyer on the terms of the disposal. Accordingly, the assets and liabilities of MoboTap were recognized as “assets held for sale” and “liabilities held for sale,” respectively. As of December 31, 2016, goodwill in the amount of $83.5 million has been reclassified from goodwill to “assets held for sale.” The fair values of the other reporting units exceeded their carrying values, indicating that the goodwill of those reporting units was not impaired.

[2]In 2017, the assets and liabilities held for sale related to MoboTap were reclassified and have been recorded as assets and liabilities held for use. The business operations and performance of MoboTap were adversely affected by enhanced restrictions the Chinese regulatory authorities imposed on card and board games in 2017. As a result, the Company’s management determined that it was unlikely for MoboTap to gain users and grow its online card and board games revenues in China. Management performed an impairment test using the discounted cash flow method and recorded $83.5 million in goodwill impairment losses for goodwill associated with the acquisition of MoboTap. The goodwill impairment losses are included in the Group’s statements of comprehensive income under “goodwill impairment and impairment of intangibles as part of acquisition of a business”. Please refer to Note 2—“REORGANIZATION AND ACQUISITIONS” for more details.